INCOME TAXES - Deferred tax (Details) - CIK 0001839990 Artemis Strategic Investment Corp [Member]	Dec. 31, 2021 USD ($)
Deferred tax assets:
Organizational costs/Startup expenses	$ 272,783
Total deferred tax asset	272,783
Valuation allowance	$ (272,783)